PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp) Y	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 13	Rp 10
Pre retirement employees inactiveness period	6 months
Retirement age | Y	56
Pension benefit obligations at beginning of year	Rp 2,384	2,507
Service costs	54	51
Net interest income (costs)	144	188
Actuarial gain (losses) recognised in OCI	(137)	100
Benefits paid by employer	(615)	(462)
Pension benefit obligations at end of year	Rp 1,830	Rp 2,384